NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
15.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Net income attributable to ChinaEdu Corporation (numerator)	34,779	39,317	16,821

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share	48,844,606	48,004,323	47,453,930
Incremental weighted average ordinary shares from assumed conversions of share option and warrants using treasury stock method:
Employee options (treasury share effect)	3,262,419	3,651,344	2,958,224
Non-employee options (treasury share effect)	331,920	286,528	257,075
Warrants (treasury share effect)	80,738	68,034	-

Weighted average ordinary shares outstanding used in computing diluted net income per share	52,519,683	52,010,229	50,669,229

Net income per share attributable to ChinaEdu Corporation-basic	0.71	0.82	0.35
Net income per share attributable to ChinaEdu Corporation-diluted	0.66	0.76	0.33

Ordinary share equivalents of options and warrants are calculated using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options and warrants are used to repurchase outstanding ordinary shares using the average fair value for the period.